26. Concentration Risk	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration Risk

26.	Concentration Risk

A substantial percentage of the Group’s net revenue comes from sales made to a small number of customers to whom sales are typically made on an open account basis. There was no customer of which the revenue accounted for 10% or more of total net revenue for the years ended December 31, 2017 and 2016. In 2015, the Company has four customers from which the revenue is over 10% of the Company’s total net revenue. Details of customers accounting for 10% or more of total net revenue for the years ended December 31, 2015 are as follows:

	2017		2016		2015
		% of Total		% of Total		% of Total
Customer	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue
Blackrock Income UK Holding Limited	$–	–%	$486	–%	$26,202	14%
RI Income UK Holding Limited	–	–	–	–	24,142	13%
Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd.	–	–	–	–	21,635	11%
Shotoco Energy, LLC	–	–	–	–	21,281	11%
	$–	–%	$486	–%	$93,260	49%

Details of customers accounting for 10% or more of total accounts receivable, notes receivable, costs and estimated earnings in excess of billings on uncompleted contracts and finance lease receivable at December 31, 2017 and 2016, respectively are:

	2017		2016
Customer		% of Total		% of Total
Zhongwei Hanky Wiye Solar Co., Ltd.	$35,222	20%	$34,049	24%
Alxa League Zhiwei Photovoltaic Power Generation Co., Ltd.	40,828	23%	39,951	28%
Realforce	21,734	12%	23,199	17%
Inner Mongolia Zhaojing Photovoltaic Power Generation Co., Ltd.	15,487	9%	19,815	14%
	$113,271	64%	$117,014	83%